Stock Option Plan and Stock-Based Compensation (Details 3) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning		984,900
Number of options, Granted		895,000	1,377,172
Weighted-average fair value at grant date, granted		$ 0.93	$ 0.90
Number of options outstanding, ending	984,900	1,799,550	984,900
Restricted Stock Units (RSUs) [Member] | Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning		486,165
Weighted-average fair value at grant date, beginning		$ 7.80
Number of options, Granted	526,165	520,935
Weighted-average fair value at grant date, granted	$ 7.80	$ 2.04
Number of options, Vested		(318,165)
Weighted-average fair value at grant date, Vested		$ 7.33
Number of options, Forfeited	(40,000)
Number of options outstanding, ending	486,165	688,935	486,165
Weighted-average fair value at grant date, forfeited	$ 7.13